Expense Example - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Jun. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	none
Expense Example, with Redemption, 3 Years	24
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 130